Cash and Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of September 30, 2025 US$	As of March 31, 2025 US$
	(Unaudited)	(Audited)
Bank balances	10,137,204	6,919,869